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                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
Address: 200 Crescent Court, Suite 1060
         Dallas, Texas 75201

Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J. Raymond
Title: Member
Phone: (214) 871-8680

Signature, Place, and Date of Signing:


/s/ Robert J. Raymond
-------------------------------------
(Signature)

Dallas, Texas
City, State)

August 12, 2008
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Cheek here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           38
Form 13F Information Table Value Total:     $559,219
                                          (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                           FORM 13F INFORMATION TABLE

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
            COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ --------------- --------- ---------- ------------------- ---------- -------- ----------------------
                                                                                                               VOTING AUTHORITY
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X $1,000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------ --------------- --------- ---------- ---------- --- ---- ---------- -------- ---------- ------ ----
Arena Resources, Inc.          COM             040049108      2,113     40,000 SH       SOLE                    40,000
Apache Corp                    COM             037411105      3,475     25,000 SH       SOLE                    25,000
Contango Oil & Gas Co New      COM             21075N204     15,161    163,157 SH       SOLE                   163,157
Chesapeake Energy Corp         COM             165167107      3,298     50,000 SH       SOLE                    50,000
Copano Energy LLC              COM UNITS       217202100     92,803  2,749,722 SH       SOLE                 2,749,722
Crosstex Energy, Inc.          COM             22765Y104      7,779    224,433 SH       SOLE                   224,433
Crosstex Energy LP             COM             22765U102     27,240    949,783 SH       SOLI                   949,783
DCP Midstream Partners LP      COM UT LTD PTN  23311P100     13,633    466,100 SH       SOLE                   466,100
Eagle Rock Energy Partners LP  UNIT            26985R104     45,219 35,092,798 SH       SOLE                35,092,798
E1 Paso Pipeline Partners LP   COM UNIT LPI    283702108        333     16,100 SH       SOLE                    16,100
Energy Transfer Equity LP      COM UT LTD PTN  29273V100     19,344    667,256 SH       SOLE                   667,256
Energy Transfer Partners LP    UNIT LTD PARTN  29273R109     25,478    586,100 SH       SOLE                   586,100
Genesis Energy LP              UNIT LTD PARTN  371927104      7,718    418,300 SH       SOLE                   418,300
Hiland Holdgs GP LP            UNIT LP INT     43129M107      3,124    115,814 SH       SOLE                   115,814
Holly Energy Partners LP       COM UT LTD PTN  435763107      4,193    107,500 SH       SOLE                   107,500
Kinder Morgan Energy Partners
   LP                          UT LTD PARTNER  494550106        407      7,300 SH       SOLE                     7,300
K-Sea Transn Partners LP       COM             48268Y101      7,149    225,020 SH       SOLE                   225,020
Legacy Reserves LP             UNIT LP INT     524707304     12,102    487,804 SH       SOLE                   487,804
Linn Energy LLC                UNIT LTD LIAB   536020100     49,970  2,010,870 SH       SOLE                 2,010,870
Magellan Midstream Partners LP COM UNIT RP LP  559080106        356     10,000 SH       SOLE                    10,000
Markwest Energy Partners LP    UNIT LTD PARTN  570759100      3,665    102,825 SH       SOLE                   102,825
National Oilwell Varco Inc.    COM             637071101      4,436     50,000 SH       SOLE                    50,000
Nustar Energy LP               UNIT COM        67058H102        924     19,500 SH       SOLE                    19,500
Parallel Petroleum Corp        COM             699157103      1,416     70,340 SH       SOLE                    70,340
Parallel Petroleum Corp        COM             699157953      2,778    138,000 SH  Put  SOLE                   138,000
Petrohawk Energy Corporation   COM             716495106      9,262    200,000 SH       SOLE                   200,000
Petrohawk Energy Corporation   COM             716495956      4,631    100,000 SH  Put  SOLE                   100,000
Plains All American Pipeline LP UNIT LTD PARTN  726503105     86,119  1,909,079 SH       SOLE                 1,909,079
Proshares TR                   ULTRASHRT O&G   74347R586      2,671    100,000 SH       SOLE                   100,000
Regency Energy Partners, LP    COM UNITS LP    75885Y107     36,892  1,517,550 SH       SOLE                 1,517,550
Sandridge Energy, Inc          COM             80007P307     22,582    349,671 SH       SOLE                   349,671
Sandridge Energy, Inc          COM             80007P957      5,489     85,000 SH  Put  SOLE                    85,000
Semgroup Energy Partners LP    COM UNIT LP     81662W108        575     22,700 SH       SOLE                    22,700
Spectra Energy Partners LP     COM             84756N109      4,718    204,700 SH       SOLE                   204,700
Star Gas Partners LP           UNIT LTD PARTNR 85512C105      3,535  1,267,126 SH       SOLE                 1,267,126
Western Gas Partners LP        COM UNIT LP IN  958254104      6,740    400,000 SH       SOLE                   400,000
Williams Partners LP           COM UNIT LP     96950F104     17,780    541,242 SH       SOLE                   541,242
XTO Energy Inc.                COM             98385X106      4,111     60,000 SH       SOLE                    60,000
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